LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES

4. LOANS PAYABLE

Venture Loan Payable

On December 21, 2010, we entered into a Venture Loan and Security Agreement (the “Loan Agreement”) with Compass Horizon Funding Company, LLC (the “Lender”). The Loan Agreement provides for a total loan commitment of $5.0 million comprising of Loan A and Loan B, each in the amount of $2.5 million. Loan A was funded at closing on December 21, 2010 and matures 39 months after the date of advance. Loan B was funded on February 17, 2011 and also matures 39 months after the date of advance. We are obligated to pay interest per annum equal to the greater of (a) 12% or (b) 12% plus the difference between (i) the one month LIBOR Rate, on the date which is five business days before the funding of such loan and (ii) .30%. We are required to make interest only payments for the first nine months of each loan and equal payments of principal over the final thirty months of each loan. Any payments received after five days of written notice from the Lender will be assessed a 4% late payment fee. We granted a security interest to the Lender in all of our property.

In connection with loan, we issued a seven year warrant to the Lender to purchase 140,000 shares of common stock of the Company at an exercise price of $4.40. The relative fair value of the warrants was $0.2 million and will be recorded as interest expense over the term of the loan. We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	December 22, 2010
Expected life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%

Also in connection with the Loan Agreement, we incurred $0.4 million of debt issue costs which were deferred and are being amortized to interest expense over the term of the loan.

On June 29, 2012, we amended the Loan Agreement (the “Amendment”) to change the Maturity Date to the earlier to occur of (i) August 1, 2014, or (ii) the date of acceleration of a Loan following an event of default or the date of prepayment of the Loan. In addition, the definition of Scheduled Payments was amended. The definition of Events of Default was expanded to include the failure to pay certain late fees and amendment fees, which were agreed upon among the parties.

In connection with the Amendment, we issued a warrant to Horizon representing the right to purchase 225,000 shares of our common stock at an exercise price of $0.01 per share (the “new Warrant”). In addition, we issued a restated and amended warrant to purchase 140,000 shares of the Company’s common stock at an exercise price of $0.26 (the “amended Warrant”). The relative fair value of the new Warrant was $117,000. The change in the relative fair value of the amended Warrant was $32,000. These amounts will be recorded as interest expense over the remaining term of the loan. We estimated the fair value of the new and amended Warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 1, 2012
Expected life	7 years
Expected volatility	88.2%
Dividends	None
Risk-free interest rate	1.35%

Convertible Subordinated Notes

On May 24, 2011, we issued $12.5 million in aggregate principal amount of 7% Senior Subordinated Convertible Notes due June 1, 2016 (the “Notes”). The Notes were issued pursuant to an indenture (the “Indenture”), entered into between us and Wells Fargo Bank, National Association, as trustee, on May 24, 2011. In connection with the issuance of the Notes, we entered into a Waiver to our Venture Loan and Security Agreement with Horizon, dated May 18, 2011 pursuant to which Horizon provided its consent to the offering of the Notes and waived any restrictions in the Loan Agreement.

The Notes are senior subordinated unsecured obligations which will rank subordinate in right to payment to all of our existing and future senior secured indebtedness and bear interest at a rate of 7% per annum payable semi-annually in arrears on June 1 and December 1 of each year, commencing on December 1, 2011. The Notes mature on June 1, 2016, with an early repurchase date of June 15, 2014 at the option of the purchaser. The Notes are convertible into shares of our common stock in accordance with the terms of the Notes and the Indenture, at the initial conversion rate of 172.4138 shares of our common stock per $1,000 principal amount of Notes, equivalent to a conversion price of approximately $5.80 per share, subject to adjustment. If the Notes are converted into shares of our common stock prior to June 2, 2014, an interest make-whole payment will be due based on the conversion date up until June 2, 2014. Upon a non-stock change in control, additional shares of our common stock may need to be issued upon conversion, with a maximum additional shares of 25.606 per $1,000 in principal amount of Notes being issuable thereunder, for a total maximum of 198.0198 shares per $1,000 Note. Certain customary anti-dilution provisions included in the Indenture and/or the Notes could adjust the conversion rate.

The conversion feature within the Notes is not considered to be a beneficial conversion feature within the meaning of Accounting Standards Codification (“ASC”) 470, Debt, and therefore all of the gross proceeds from the Notes have been classified as long term debt. In connection with the issue of the Notes, we incurred approximately $1.3 million of debt issue costs which were deferred and are being amortized to interest expense over the term to the early repurchase date of June 15, 2014.

Also in connection with the issuance of the Notes, we entered into a Securities Purchase Agreement dated May 18, 2011 pursuant to which we agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the Notes and the shares of common stock underlying the Notes. The registration statement was declared effective on August 10, 2011.

On June 1, 2012, we entered into an Exchange Agreement and a Forbearance Agreement with certain of the holders of our Notes. Pursuant to the terms of the Exchange Agreement, certain of the holders agreed to exchange the Notes for shares at an exchange rate of one share of our common stock for each $1.00 amount of the Notes exchanged.

Pursuant to the terms of the Forbearance Agreement, certain of the holders agreed to forbear from exercising their rights to require us to pay accrued interest on June 1, 2012 until the earlier of December 1, 2012 or our failure to meet certain milestones. In addition, pursuant to the terms of the Forbearance Agreement, we agreed to amend the conversion rate of the Notes as set forth in the Indenture to provide for an effective conversion rate of $1.00.

At September 30, 2012, the Notes are convertible into 9,586,207 shares of our common stock.

Short-Term Convertible Notes

The total amount of Short-Term Convertible Notes Payable as of September 30, 2012 was $646,500, offset by a discount of $289,957. These Notes are comprised of the following:

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On June 1, 2012 and July 3, 2012, we issued Convertible Promissory Notes to Asher Enterprises, Inc. (the “Asher Notes”) with a principal amount of $206,500 and bears 8% annual interest. The Asher Notes have maturity dates on March 5, 2013 and April 3, 2013 with repayment options from 100% to 135% of the principal amount beginning 90 days from each issuance date. The holder has the option to convert the principal and accrued interest into shares of our Company stock at a conversion price calculated as 70% of the average of the five lowest trading prices for our common stock during the 90 days prior to the conversion date. These proceeds from this loan were used to fund Company operations.

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On June 26, 2012, we issued a Promissory Note to JMJ Financial (the “JMJ Note”) of $1.1 million and bears 0% interest if repaid at maturity. The JMJ Note has a maturity date of 180 days Effective Date of each funding. The Principal Sum due to JMJ Financial (“JMJ”) shall be prorated based on the consideration actually paid by JMJ, plus an approximate 10% Original Issue Discount (“OID”) that is prorated based on the consideration actually paid by JMJ as well as any other interest or fees. In addition, we will issue 100% warrant coverage for each amount funded under the JMJ Note. In addition, JMJ has the right, at any time at its election, to convert all or part of the outstanding and unpaid Principal Sum and any other fees, into shares of fully paid and non-assessable shares of our common stock. The Conversion Price is a variable calculation of 80% of the average of the three lowest closing prices for our common stock during the 20 days prior to the conversion date. We are only required to repay the amount funded and we are not required to repay any unfunded portion of the JMJ Note. The consideration received as of the date of this report is $400,000, in exchange for a Principal Sum of $440,000 and issuance of warrants totaling 1,886,792 shares with an exercise price of $0.21 (the “JMJ Warrants”). The relative fair value of the JMJ Warrants was $198,113. We estimated the fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	June 26, 2012	August 9, 2012
Expected life	4 years	4 years
Expected volatility	95.4%	97.7%
Dividends	None	None
Risk-free interest rate	0.59%	0.66%

•

For financial accounting purposes, the JMJ Warrant has a net settlement feature with the cashless exercise provision and a make whole provision which are considered embedded derivatives. The fair value of the JMJ Warrant is recorded as a debt discount at inception and recorded to interest expense over the life of the JMJ Note. The derivative will be valued at each reporting date and the change in fair value of the JMJ Warrants will result in a gain or loss recorded in our income statement. The relative fair value of the JMJ Warrant was revalued at September 30, 2012 and increased to approximately $344,000 during this period. We estimated the updated fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	September 30, 2012
Expected life	3.9 years
Expected volatility	101.8%
Dividends	None
Risk-free interest rate	0.47%

Mortgage Payable

Effective October 24, 2011, Cereplast Italia S.p.A (“Cereplast Italia”), our wholly owned subsidiary, completed its acquisition of an industrial plant and the real estate on which the industrial plant is located in Cannara, Italy. The Deed of Sale between Cereplast Italia and Societa Regionale Per Lo Sviluppo Economico Dell’Umbria — Sviluppumbria S.p.A, provided for an aggregate purchase price of approximately $6.5 million. In connection with the acquisition, Cereplast Italia entered into the following financing transactions:

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Mortgage loan with Banca Monte Dei Paschi Di Sienna S.p.A for the principal of $4.5 million. The loan bears interest of Euribor (6-month) plus 5.7%. The loan is for a term of 15 years with interest only payments for the first two years, payable January 1 and July 1 each year and principal and interest payments thereafter according to an amortization schedule. 20% of the principal is guaranteed for 10 years by Gepafin, a local government agency; $0.5 million of the principal is guaranteed by Eurofidi through December 31, 2016.

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Credit facility with Intesa Sanpaolo for up $0.7 million. The facility is for a term of eight months with a floating interest rate based on Euribor (3 month), currently 5.85%. Interest is deferred for the first two months of the term. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.

•

Credit facility with Unicredit Bank for up to $0.8 million. The facility is for a term of 18 months with a floating interest rate based on Euribor (3 month), currently 5.93%. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.

4. LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES

Venture Loan Payable

On December 21, 2010, we entered into a Venture Loan and Security Agreement (the “Loan Agreement”) with Compass Horizon Funding Company, LLC (the “Lender” or “Horizon”). The Loan Agreement provides for a total loan commitment of $5.0 million (“the Loan”) comprising of Loan A and Loan B, each in the amount of $2.5 million. Loan A was funded at closing on December 21, 2010 and matures 39 months after the date of advance. Loan B was funded on February 17, 2011 and also matures 39 months after the date of advance. We are obligated to pay interest per annum equal to the greater of (a) 12% or (b) 12% plus the difference between (i) the one month LIBOR Rate in effect on the date preceding the funding of such loan by five business days and (ii) .30%. We are required to make interest only payments for the first nine months of each loan and equal payments of principal over the final thirty months of each loan. We granted a security interest in all of our assets to the Lender.

In connection with Loan Agreements, we issued a seven year warrant to the Lender to purchase 140,000 shares of our common stock at an exercise price of $4.40. The relative fair value of the warrants was $0.2 million and will be recorded as interest expense over the term of the Loan. We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

December 22, 2010
Assumptions:
Expected Life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%

Also in connection with the Loan Agreement, we incurred $0.4 million of debt issue costs which were deferred and are being amortized to interest expense over the term of the loan.

Promissory Note

We signed a promissory note in the amount of $20,359 related to the purchase of an automobile in fiscal year 2010. The note bears interest at 7.7% per annum and is to be repaid over a period of 60 months.

Convertible Subordinated Notes

On May 24, 2011, we issued $12.5 million in aggregate principal amount of 7% Senior Subordinated Convertible Notes due June 1, 2016 (the “Notes”). The Notes were issued pursuant to an indenture (the “Indenture”), entered into between us and Wells Fargo Bank, National Association, as trustee, on May 24, 2011. In connection with the issuance of the Notes, we entered into a Waiver to our Venture Loan and Security Agreement with Horizon, dated May 18, 2011 pursuant to which Horizon provided its consent to the offering of the Notes and waived any restrictions in the Loan Agreement.

The Notes are senior subordinated unsecured obligations which will rank subordinate in right to payment to all of our existing and future senior secured indebtedness and bear interest at a rate of 7% per annum payable semi-annually in arrears on June 1 and December 1 of each year, commencing on December 1, 2011. The Notes mature on June 1, 2016, with an early repurchase date of June 15, 2014 at the option of the purchaser. The Notes are convertible into shares of our common stock in accordance with the terms of the Notes and the Indenture, at the initial conversion rate of 172.4138 shares of our common stock per $1,000 principal amount of Notes, equivalent to a conversion price of approximately $5.80 per share, subject to adjustment. If the Notes are converted into shares of our common stock prior to June 2, 2014, an interest make-whole payment will be due based on the conversion date up until June 2, 2014. Upon a non-stock change in control, additional shares of our common stock may need to be issued upon conversion, with a maximum additional shares of 25.606 per $1,000 in principal amount of Notes being issuable thereunder, for a total maximum of 198.0198 shares per $1,000 Note. Certain customary anti-dilution provisions included in the Indenture and/or the Notes could adjust the conversion rate. At December 31, 2011, the Notes are convertible into 2,155,173 shares of our common stock.

The conversion feature within the Notes is not considered to be a beneficial conversion feature within the meaning of Accounting Standards Codification (“ASC”) 470, Debt, and therefore all of the gross proceeds from the Notes have been classified as long term debt. In connection with the issue of the Notes, we incurred approximately $1.3 million of debt issue costs which were deferred and are being amortized to interest expense over the term to the early repurchase date of June 15, 2014.

Also in connection with the issuance of the Notes, we entered into a Securities Purchase Agreement dated May 18, 2011 pursuant to which we agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the Notes and the shares of common stock underlying the Notes. The registration statement was declared effective on August 10, 2011.

Effective October 24, 2011, Cereplast Italia S.p.A (“Cereplast Italia”), our wholly owned subsidiary, completed its acquisition of an industrial plant and the real estate on which the industrial plant is located in Cannara, Italy. The Deed of Sale between Cereplast Italia and Societa Regionale Per Lo Sviluppo Economico Dell’Umbria — Sviluppumbria S.p.A, provided for an aggregate purchase price of approximately $6.5 million. In connection with the acquisition, Cereplast Italia entered into the following financing transactions:

•

Mortgage loan with Banca Monte Dei Paschi Di Sienna S.p.A for the principal of $4.5 million. The loan bears interest of Euribor (6-month) plus 5.7%. The loan is for a term of 15 years with interest only payments for the first two years, payable January 1 and July 1 each year and principal and interest payments thereafter according to an amortization schedule. 20% of the principal is guaranteed for 10 years by Gepafin, a local government agency; $0.5 million of the principal is guaranteed by Eurofidi through December 31, 2016.

•

Credit facility with Intesa Sanpaolo for up $0.7 million. The facility is for a term of eight months with a floating interest rate based on Euribor (3 month), currently 5.85%. Interest is deferred for the first two months of the term. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.

•

Credit facility with Unicredit Bank for up to $0.8 million. The facility is for a term of 18 months with a floating interest rate based on Euribor (3 month), currently 5.93%. Cereplast Italia obtained a guarantee of 60% of the amount drawn on the facility from Eurofidi.